Trade and other payables	12 Months Ended
Dec. 31, 2022
Trade and other payables
Trade and other payables

18 Trade and other payables

(€ million)	December 31, 2022	December 31, 2021
Trade payables	19,527	16,795
Down payments and advances from joint ventures in exploration & production activities	606	552
Payables for purchase of non-current assets	2,561	1,732
Payables due to partners in exploration & production activities	1,235	1,188
Other payables	1,780	1,453
	25,709	21,720

The increase in trade payables of €2,732 million refers to Global Gas & LNG Portfolio segment for €1,281 million and to Refining & Marketing and Chemical segment for €1,248 million.

Other payables included: (i) the amounts still due to the triggering of the take-or-pay clause of the long-term supply contracts for €284 million (€185 million at December 31, 2021); (ii) payroll payables for €255 million (€328 million at December 31, 2021); (iii) payables to factoring companies in relation to the recognition of Eni's tax credits for €246 million; (iv) payables for social security contributions for €100 million (€112 million at December 31, 2021). The remaining amount of €895 million is composed of miscellaneous items, none of which is of material amount.

Trade and other payables were denominated in euro for €14,970 million and in U.S. dollar for €10,048 million.

Because of the short-term maturity and conditions of remuneration of trade payables, the fair values approximated the carrying amounts.

Trade and other payables due to related parties are described in note 36 – Transactions with related parties.